Significant accounting policies (Policies)	6 Months Ended
Jun. 30, 2022
Text block [abstract]
Basis of preparation
Basis of preparation
The unaudited condensed consolidated financial statements for the six-month period ended June 30, 2022 have been prepared in accordance with International Accounting Standards (IAS) 34,
Interim Financial Reporting
. These consolidated condensed financial statements do not include all information and disclosures required in the annual financial statements in accordance with International Financial Reporting Standards (IFRS) and should be read in conjunction with the Company’s annual consolidated financial statements for the year ended December 31, 2021 filed with the Securities and Exchange Commission (“SEC”) on March 31, 2022.
The financial information is presented in pound sterling (“£”), which is the presentational currency of the Company. The functional currencies of consolidated subsidiaries are pound sterling and US dollars (“$”). All amounts disclosed in the condensed consolidated financial statements and notes have been rounded to the nearest thousand, unless otherwise stated.
The financial information for the year ended December 31, 2021 has been extracted from the Company’s audited financial statements for that year, filed with the SEC on March 31, 2022.
These condensed consolidated financial statements are unaudited and do not constitute statutory accounts of the Company as defined in section 434 of the Companies Act 2006. A copy of the statutory accounts for financial year ended December 31, 2021 has been delivered to the Registrar of Companies. The auditors reported on those accounts and their report was unqualified, did not draw attention to any matters by way of emphasis and did not contain a statement under section 498(2) or (3) of the Companies Act 2006.

Segmental information
Segmental information
The Company has one operating segment. The Chief Operating Decision Maker (“CODM”) is the Chief Executive Officer. The Company has a single portfolio of product candidates, with only direct research and development expenses monitored by product candidate. The CODM makes decisions over resource allocation at an overall portfolio level and the Company’s financing is managed and monitored on a consolidated basis.

Going Concern
Going Concern
The going concern basis has been applied in these condensed consolidated financial statements as the Company has adequate resources to meet its liabilities as they fall due for the foreseeable future and at least 12 months from the issuance date of these condensed consolidated financial statements.
The Company expects to incur significant operating losses for the foreseeable future as it continues its research and development efforts, seeks to obtain regulatory approval of its product candidates and pursues any future product candidates the Company may develop.
Until such time as the Company can generate significant revenue from product sales, or other commercial revenues, if ever, or through licensing and/or collaboration agreements for its rare disease or oncology product candidates, the Company will seek to finance its operations through a combination of public or private equity or debt financings or other sources.
Summary of significant accounting policies
Summary of significant accounting policies
The accounting policies adopted in the preparation of the condensed consolidated financial statements are consistent with those followed in the preparation of the Company’s consolidated financial statements for the year ended December 31, 2021.

Significant accounting estimates and judgments
Significant accounting estimates and judgments
The preparation of these condensed consolidated financial statements requires the management of the Company to make estimates and judgments that affect the reported amounts of assets, liabilities, revenues and expenses. The Company bases its estimates and judgments on historical experience and on various other assumptions that it considers to be reasonable. Actual results may differ from these estimates under different assumptions or conditions.
The significant accounting estimates and judgments adopted in the preparation of the condensed consolidated financial statements are consistent with those followed in the preparation of the Company’s consolidated financial statements for the year ended December 31, 2021.